John Deere Owner Trust 2016-B	EXHIBIT 99.3
Servicer’s Certificate

$243,600,000 Class A-1 0.64000% Asset Backed Notes due August 15, 2017
$221,000,000 Class A-2 1.09% Asset Backed Notes due February 15, 2019
$220,000,000 Class A-3 1.25% Asset Backed Notes due June 15, 2020
$70,610,000 Class A-4 1.49% Asset Backed Notes due May 15, 2023
$19,362,916 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Oct-18
Actual Payment Date (A/360)				15-Oct-18
Collection Period Begin Date				27-Aug-18
Collection Period End Date				23-Sep-18
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				28

(1)	Total Distribution Amount:			$12,982,696.64
	(a)	Total cash receipts during the month:		$12,869,829.44
	(b)	Administrative repurchases during the month:		$107,454.24
	(c)	Investment earnings on cash accounts:		$5,412.96
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$217,790.46
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$130,116.38
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$87,674.08
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$12,208,512.78
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$12,208,512.78
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$12,208,512.78

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$12,426,303.24

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,745,729.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$375,311.66
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$375,311.66
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$375,311.66
	(e)	Ending Balance (after giving effect to all distributions):	$7,745,729.00
	(f)	Specified Reserve Account Balance:	$7,745,729.00

(7)	Servicing Fee:		$180,981.74
	(a)	Amount of Servicing Fee earned:	$180,981.74
	(b)	Amount of Servicing Fee paid:	$180,981.74
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$375,311.66

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$204,650,254.91

	(b)	Note Value as of the end of the related Collection Period:	$202,676,130.35

	(c)	Number of Accounts at the end of the related Collection Period:	9,364

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii) Class A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$112,703,214.09
		(ii) Class A-3 Note Pool Factor:	0.5122873

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$70,610,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$19,362,916.00
		(ii) Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$107,454.24
		(ii) % of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(16)	(i)	Aggregate amount of net losses for the collection period:	$36,015.84
	(ii)	Cumulative amount of net losses:	$1,373,001.86
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	$0.00

(17)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.39%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	9,683
	(b)	Number of loans at the end of the period:	9,364
	(c)	Weighted average remaining term on receivables:	18.75270302
	(d)	Prepayment amount - monthly:	($4,453,519.30)
	(e)	Prepayment amount - life-to-date:	$63,702,808.40
	(f)	Weighted average APR of the pool assets:	2.18%
	(g)	Pool Factor:	0.257337938

(19)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.39%
	(c)	Delinquency Trigger Occurred: Y/N	N